Reportable Segments (Advances to and investments in affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ 4,737	$ 1,497	$ 1
Investment In ETP [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,502	201	0
Investment In Regency [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	2,214	1,925	1
Adjustments And Eliminations [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ (979)	$ (629)	$ 0